Annual Total Returns[BarChart] - PIMCO Global Bond Opportunities Fund Unhedged - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.19%	7.42%	(5.04%)	2.37%	(3.57%)	4.26%	9.21%	(3.82%)	6.67%	9.77%